Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets/(liabilities)
Total net assets	£ 528	£ 727
Santander UK Group [member]
Assets/(liabilities)
Total net assets	528	727
Santander UK Group [member] | Unfunded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	(39)	(39)
Surplus [member] | Santander UK Group [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	780	842
Deficit [member] | Santander UK Group [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	£ (213)	£ (76)